Vanguard Capital Value Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (98.5%)
Communication Services (6.3%)
Comcast Corp. Class A	574,036	24,270
Verizon Communications Inc.	295,290	16,870
* Electronic Arts Inc.	90,588	9,173
		50,313
Consumer Discretionary (6.8%)
Expedia Group Inc.	134,481	17,890
Carter's Inc.	155,200	15,138
General Motors Co.	234,157	9,022
* Skechers U.S.A. Inc. Class A	195,816	6,166
Newell Brands Inc.	377,548	5,822
		54,038
Consumer Staples (5.1%)
Philip Morris International Inc.	179,642	14,107
Kroger Co.	514,159	11,163
British American Tobacco plc	249,565	8,714
Archer-Daniels-Midland Co.	162,600	6,634
		40,618
Energy (10.0%)
Chevron Corp.	142,361	17,715
Concho Resources Inc.	141,765	14,627
Canadian Natural Resources Ltd.	512,561	13,824
Diamondback Energy Inc.	72,277	7,876
Cimarex Energy Co.	114,907	6,818
Tenaris SA ADR	256,789	6,756
Halliburton Co.	262,347	5,966
Enbridge Inc.	164,700	5,942
		79,524
Financials (18.9%)
MetLife Inc.	534,254	26,536
Citigroup Inc.	262,798	18,404
Wells Fargo & Co.	345,732	16,360
Raymond James Financial Inc.	166,000	14,035
PNC Financial Services Group Inc.	87,629	12,030
Unum Group	352,128	11,814
RenaissanceRe Holdings Ltd.	55,186	9,824
Bank OZK	263,480	7,928
Voya Financial Inc.	143,228	7,920
* Athene Holding Ltd. Class A	183,300	7,893
CNO Financial Group Inc.	371,381	6,195
Lancashire Holdings Ltd.	663,155	5,806
American International Group Inc.	103,617	5,521
		150,266
Health Care (11.8%)
CVS Health Corp.	364,873	19,882
Humana Inc.	60,600	16,077
Koninklijke Philips NV	295,663	12,885
McKesson Corp.	81,473	10,949

Bristol-Myers Squibb Co.	204,016	9,252
Allergan plc	44,389	7,432
* Biogen Inc.	27,483	6,428
* Seattle Genetics Inc.	78,921	5,462
AstraZeneca plc ADR	119,200	4,921
* Five Prime Therapeutics Inc.	88,900	536
		93,824
Industrials (10.0%)
Wabtec Corp.	187,800	13,477
Herman Miller Inc.	256,155	11,450
Steelcase Inc. Class A	655,855	11,215
Fortune Brands Home & Security Inc.	181,230	10,354
Delta Air Lines Inc.	167,919	9,529
Southwest Airlines Co.	184,057	9,346
Sanwa Holdings Corp.	734,300	7,915
Pentair plc	121,400	4,516
AO Smith Corp.	41,900	1,976
		79,778
Information Technology (11.9%)
Intel Corp.	354,600	16,975
Broadcom Inc.	42,799	12,320
Western Digital Corp.	255,657	12,156
KLA-Tencor Corp.	102,616	12,129
Genpact Ltd.	314,047	11,962
Samsung Electronics Co. Ltd.	204,391	8,323
Amdocs Ltd.	133,635	8,297
* Coherent Inc.	48,558	6,622
* Micron Technology Inc.	144,300	5,569
		94,353
Materials (6.4%)
Reliance Steel & Aluminum Co.	170,030	16,088
Celanese Corp. Class A	108,555	11,702
CRH plc	224,612	7,341
Cabot Corp.	134,300	6,408
Nutrien Ltd.	102,900	5,504
* Alcoa Corp.	168,700	3,949
		50,992
Other (0.0%)
*,§,1 Allstar Co-Invest LLC Private Placement	NA	—

Real Estate (9.0%)
Equinix Inc.	29,317	14,784
Host Hotels & Resorts Inc.	641,277	11,684
Americold Realty Trust	308,900	10,015
Simon Property Group Inc.	50,750	8,108
Columbia Property Trust Inc.	363,539	7,540
Brixmor Property Group Inc.	400,912	7,168
Acadia Realty Trust	247,257	6,767
American Tower Corp.	27,316	5,585
		71,651
Utilities (2.3%)
* Iberdrola SA	1,019,956	10,155
Sempra Energy	59,477	8,174
		18,329
Total Common Stocks (Cost $738,682)		783,686

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.9%)
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	2.499%		24	3

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.9%)
RBS Securities, Inc. (Dated 6/28/19, Repurchase Value $15,203,000, collateralized by U.S. Treasury Note/Bond 2.750%, 8/31/23, with a value of $15,504,000)

	2.490%	7/1/19	15,200	15,200

Total Temporary Cash Investments (Cost $15,202)				15,203
Total Investments (100.4%) (Cost $753,884)				798,889
Other Assets and Liabilities-Net (-0.4%)				(2,943)
Net Assets (100%)				795,946

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 Restricted security represents 0.0% of net assets. Shares not applicable for this private placement. See
Restricted Security table for additional information.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

						Acquisition
Security Name				Acquisition Date	Cost	($000)
Allstar Co-Invest LLC Private Placement				August 2011		459

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
			Contract Amount (000)
	Contract				Unrealized	Unrealized
	Settlement			Appreciation		(Depreciation)
Counterparty	Date		Receive	Deliver	($000)	($000)
J.P. Morgan Securities
LLC	9/18/19	USD	7,438	JPY 801,276	—	(38)
BNP Paribas	9/18/19	USD	4,960	EUR 4,348	—	(16)
					—	(54)

EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.

Capital Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Capital Value Fund

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	735,432	48,254	—
Temporary Cash Investments	3	15,200	—
Forward Currency Contracts—Liabilities	—	(54)	—
Total	735,435	63,400	—